USCF ETF TRUST

November 10, 2016

VIA EDGAR

United States Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	USCF ETF Trust – USCF Restaurant Leaders Fund

File Nos. 333-196273; 811-22930

Ladies and Gentlemen:

On behalf of USCF ETF Trust (the “Trust”), we hereby submit for filing pursuant to Rule 497 under the Securities Act of 1933, as amended, exhibits containing interactive data format risk/return summary information for the USCF Restaurant Leaders Fund (the “Fund”), a series of the Trust. These exhibits contain the risk/return summary information in the prospectus for the Fund dated October 24, 2016. The purpose of this filing is to submit the XBRL information for definitive materials filed pursuant to Rule 497 on November 2, 2016.

If you have any questions, please call the undersigned at (510) 522-9600.

Sincerely,

/s/ Carolyn M. Yu

Carolyn M. Yu

Chief Legal Officer